Decommissioning liability (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Peru
Disclosure of other provisions [line items]
Estimated undiscounted cash flows	$ 15,580	$ 15,203
Discount rate	7.00%	6.90%
Mexico
Disclosure of other provisions [line items]
Estimated undiscounted cash flows	$ 965	$ 1,021
Discount rate	10.00%	10.00%
Settlement period	6 years	6 years
Minimum | Peru
Disclosure of other provisions [line items]
Settlement period	5 years	5 years
Maximum | Peru
Disclosure of other provisions [line items]
Settlement period	11 years	10 years